UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Banta Asset Managment, LP
Address: 517 30th Street
         Newport Beach, CA 92663

Form 13F File Number: 28-12787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen M. Banta
Title: Partner
Phone: 949-673-9944

Signature, Place, and Date of Signing:

 /s/ Stephen M. Banta         Newport Beach, CA              05/12/2009
------------------------  ------------------------  --------------------------
      [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 03/31/09
                          RUN DATE: 05/12/09 11:11 A.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   47

FORM 13F INFORMATION TABLE VALUE TOTAL:   $40,319,000


LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                       BANTA ASSET MANAGEMENT                                              PAGE 1
RUN DATE: 05/12/09 11:11 A.M.
                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 03/31/09

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------  ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
ALCOA INC                       COM              013817101      498    67785 SH       SOLE                    67785     0        0
AMERICAN EXPRESS CO             COM              025816109      980    71936 SH       SOLE                    71936     0        0
AMERICAN INTL GROUP INC         COM              026874107       16    15993 SH       SOLE                    15993     0        0
APPLE COMPUTER INC              COM              037833100     3061    29115 SH       SOLE                    29115     0        0
BAC CAP TR V GTD CAP SEC 6.00   PREFERRED STOCKS 055184204      305    29511 SH       SOLE                    29511     0        0
BAC CAP TR X CAP SEC 6.25%      PREFERRED STOCKS 055189203      114    10725 SH       SOLE                    10725     0        0
BANK OF AMERICA CORPORATION     COM              060505104      927   135952 SH       SOLE                   135952     0        0
BANK OF AMERICA CORPORATION PF  PREFERRED STOCKS 060505559      480    45970 SH       SOLE                    45970     0        0
BOEING CO                       COM              097023105     1485    41749 SH       SOLE                    41749     0        0
CATERPILLAR INC                 COM              149123101     1032    36894 SH       SOLE                    36894     0        0
CBS CORP NEW SR NT 6.75%        PREFERRED STOCKS 124857400      233    17630 SH       SOLE                    17630     0        0
CITIGROUP CAP XI CAP TRUPS 6.0  PREFERRED STOCKS 17307Q205      184    24461 SH       SOLE                    24461     0        0
CITIGROUP CAP XIV TR PFD 6.875  PREFERRED STOCKS 17309E200      128    16115 SH       SOLE                    16115     0        0
CONOCOPHILLIPS                  COM              20825C104      862    22000 SH       SOLE                    22000     0        0
COUNTRYWIDE CAP V GTD CAP SEC   PREFERRED STOCKS 222388209      255    26875 SH       SOLE                    26875     0        0
COVIDIEN LTD                    COM              G2552X108      861    25908 SH       SOLE                    25908     0        0
CUMMINS ENGINE INC              COM              231021106     1976    77658 SH       SOLE                    77658     0        0
DIAMONDS TR UNIT SER 1          COM              252787106     2884    38029 SH       SOLE                    38029     0        0
EXXON MOBIL CORP                COM              30231G102      449     6594 SH       SOLE                     6594     0        0
FREEPORT MCMORAN COPPER&GOLDCL  COM              35671D857     2415    63364 SH       SOLE                    63364     0        0
GENERAL ELEC CAP CORP NT 2033   PREFERRED STOCKS 369622493      500    26061 SH       SOLE                    26061     0        0
GENERAL ELEC CO                 COM              369604103      452    44739 SH       SOLE                    44739     0        0
IBM                             COM              459200101     1869    19293 SH       SOLE                    19293     0        0
JOHNSON & JOHNSON               COM              478160104      287     5458 SH       SOLE                     5458     0        0
JP MORGAN CHASE CAP XVI PFD TR  PREFERRED STOCKS 481228203      393    21500 SH       SOLE                    21500     0        0
JP MORGAN CHASE & CO            COM              46625H100     1154    43407 SH       SOLE                    43407     0        0
MCDERMOTT INTL INC              COM              580037109     1328    99170 SH       SOLE                    99170     0        0
MERRILL LYNCH CAP TR I GTD CAP  PREFERRED STOCKS 590199204      163    17861 SH       SOLE                    17861     0        0
MERRILL LYNCH CAP TR II PFD GD  PREFERRED STOCKS 59024T203      231    25420 SH       SOLE                    25420     0        0
NABORS INDUSTRIES LTD SHS       COM              G6359F103      571    57160 SH       SOLE                    57160     0        0
NOKIA CORP SPONSORED ADR        COM              654902204     1543   132243 SH       SOLE                   132243     0        0
OPPENHEIMER STRATEGIC FDS TRIN  MUTUAL FUNDS     68380K102       50    15481 SH       SOLE                    15481     0        0
PROCTER & GAMBLE COMPANY        COM              742718109     1367    29024 SH       SOLE                    29024     0        0
PUBLIC STORAGE INC PFD 1/1000   PREFERRED STOCKS 74460D448      554    31975 SH       SOLE                    31975     0        0
PUBLIC STORAGE INC PFD DP 1/10  PREFERRED STOCKS 74460D398      251    14415 SH       SOLE                    14415     0        0
PUBLIC STORAGE PFD K 1/1000     PREFERRED STOCKS 74460D273      192    10010 SH       SOLE                    10010     0        0
SPDR TR UNIT SER 1              COM              78462F103      211     2653 SH       SOLE                     2653     0        0
TEREX CORP NEW                  COM              880779103      681    73610 SH       SOLE                    73610     0        0
TEXTRON INC                     COM              883203101      535    93285 SH       SOLE                    93285     0        0
UNITED STATES CELLULAR CORP SR  PREFERRED STOCKS 911684306      508    28525 SH       SOLE                    28525     0        0
UNITED TECHNOLOGIES CORP        COM              913017109     1911    44468 SH       SOLE                    44468     0        0
UNITEDHEALTH GROUP INC          COM              91324P102     1467    70080 SH       SOLE                    70080     0        0
VALERO ENERGY CORP NEW          COM              91913Y100     1288    71980 SH       SOLE                    71980     0        0
VERIZON COMMUNICATIONS          COM              92343V104     1355    44881 SH       SOLE                    44881     0        0
VIACOM INC NEW NT SR 55 6.85%   PREFERRED STOCKS 92553P300     1002    58511 SH       SOLE                    58511     0        0
VULCAN MATLS CO                 COM              929160109      803    18140 SH       SOLE                    18140     0        0
WELLS FARGO CAP VII TRUPS 5.85  PREFERRED STOCKS 94979B204      508    33211 SH       SOLE                    33211     0        0